Supplemental Financial Statement Data (Schedule of Statements of Cash Flow) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Statement of Financial Position [Abstract]
Employee Benefits And Deferred Compensation Payments	$ (53)	$ (52)	$ (54)
Other Operating Activities, Cash Flow Statement	1	(1)	(4)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(52)	(53)	(58)
Interest Paid	111	122	124
Interest Received	3	3	10
Income Taxes Paid, Net	$ 333	$ 421	$ 345